U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202






April 1, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re: Brazos Mutual Funds
                           File Nos. 333-14943 and 811-07881

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Brazos Mutual Funds (the "Trust") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 1, 2003 and filed electronically as Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A on March 28, 2003.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.


Sincerely yours,

/s/ Elaine E. Richards, Esq.
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Elaine E. Richards, Esq.